CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Changes in liabilities arising from financing activities
Balance at the beginning	$ 170,940,498	$ 185,228,870	$ 148,430,833
Proceeds	79,817,888	140,431,184	143,499,367
Decrease bank overdraft and other short-term borrowings		(32,838)	(3,442,491)
Payments	(16,744,956)	(110,625,272)	(113,100,032)
Financing for assets acquisitions		264,661	11,214,929
Debt incorporated by business combination			5,928,748
Conversion of Convertible Notes	(9,109,516)	(36,244,460)
Interest payment	(18,046,961)	(13,009,834)	(12,923,746)
Exchange differences, currency translation differences and other financial results	41,660,054	4,928,187	5,621,262
Balance at the end	248,517,007	170,940,498	185,228,870
Convertible notes
Changes in liabilities arising from financing activities
Balance at the beginning	12,559,071	48,664,012	43,029,834
Proceeds	55,000,000
Conversion of Convertible Notes	(9,109,516)	(36,244,460)
Interest payment	(5,173,742)	(4,222,248)
Exchange differences, currency translation differences and other financial results	21,937,333	4,361,767	5,634,178
Balance at the end	75,213,146	12,559,071	48,664,012
Borrowings
Changes in liabilities arising from financing activities
Balance at the beginning	145,478,637	124,774,325	104,948,345
Proceeds	24,817,888	140,431,184	143,499,367
Decrease bank overdraft and other short-term borrowings		(32,838)	(3,442,491)
Payments	(13,596,339)	(110,625,272)	(113,100,032)
Debt incorporated by business combination			5,928,748
Interest payment	(12,873,219)	(8,787,586)	(12,923,746)
Exchange differences, currency translation differences and other financial results	24,483,638	(281,176)	(135,866)
Balance at the end	168,310,605	145,478,637	124,774,325
Consideration for acquisition
Changes in liabilities arising from financing activities
Balance at the beginning	12,902,790	11,790,533	452,654
Payments	(3,148,617)
Financing for assets acquisitions		264,661	11,214,929
Exchange differences, currency translation differences and other financial results	(4,760,917)	847,596	122,950
Balance at the end	$ 4,993,256	$ 12,902,790	$ 11,790,533